Commitments and Contingencies	12 Months Ended
Dec. 31, 2014
Commitments and Contingencies
Commitments and Contingencies

18.Commitments and Contingencies

a)Operating lease commitments

Future minimum payments under non-cancellable operating leases with initial terms in excess of one year consist of the following at December 31, 2014:

Amount
RMB

Year ending December 31,
2015	8,463
2016	5,382
2017	450
2018 and thereafter	—
Total	14,295

For the years ended December 31, 2012, 2013 and 2014, total rental expenses amounted to approximately RMB6,387, RMB4,795 and RMB4,843, respectively.

The Group did not have any significant capital and other commitments, long-term obligations, or guarantees as of December 31, 2014.

b)Contingencies

The Group is not currently a party to, nor is aware of, any legal proceeding, investigation or claim which is likely to have a material adverse effect on the Group’s business, financial condition, results of operations, or cash flows. The Group did not record any legal contingencies as of December 31, 2014.